Shareholders’ Equity (Details) $ / shares in Units, ¥ in Thousands					6 Months Ended
	Jan. 14, 2025 CNY (¥) shares	Jan. 08, 2025 $ / shares shares	Jun. 06, 2024 $ / shares shares	Mar. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 shares	Mar. 24, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Jan. 14, 2025 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 $ / shares shares
Shareholders’ Equity [Line Items]
Closing period of initial public offering		45 days
Number of authorized shares							1
Common stock, terms of conversion					Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Except for voting and conversion rights, Class A ordinary shares and Class B ordinary shares rank pari passu with one another.
Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Authorized share capital value (in Dollars) | $							$ 50,000,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized shares											500,000,000
Common stock par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares, shares issued (in Shares)					47,391,376					45,666,376	45,666,376
Forward stock split			one pre-split ordinary share to 4 post-split Ordinary Shares
Common stock, shares outstanding					47,391,376					45,666,376	45,666,376
Underwriting discount | ¥	¥ 50,588
Net proceeds | ¥	¥ 43,683
Authorized share capital value (in Dollars) | $							$ 50,000,000
Authorized share capital							2,000,000,000
Common Stock [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued (in Shares)							60,000,000
Authorized share capital							2,000,000,000
VVAX Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Transferred ordinary shares				399,581
Price per share (in Dollars per share) | $ / shares				$ 0.0001
VVAX Holdings Limited [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued (in Shares)											11,416,594
Transferred ordinary shares				171,249
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Visuccess Holding Limited [Member]
Shareholders’ Equity [Line Items]
Consideration amount (in Dollars) | $				$ 39,960
Securingium Holding Limited [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued (in Shares)							40,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares					1,900,000,000			1,900,000,000
Common stock par value (in Dollars per share) | $ / shares					$ 0.000025			$ 0.000025
Ordinary shares, shares issued (in Shares)					7,391,376			7,391,376
Common stock, shares outstanding					7,391,376			7,391,376
Voting rights					one
Class A Ordinary Shares [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued (in Shares)							1,900,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares purchases						1,725,000
Class A Ordinary Shares [Member] | Securingium Holding Limited [Member]
Shareholders’ Equity [Line Items]
Number ordinary shares issued							1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares					100,000,000			100,000,000
Common stock par value (in Dollars per share) | $ / shares					$ 0.000025			$ 0.000025
Ordinary shares, shares issued (in Shares)					40,000,000			40,000,000
Common stock, shares outstanding					40,000,000			40,000,000
Voting rights					twenty
Class B Ordinary Shares [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued (in Shares)							100,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized shares							60,000,000
Class B Ordinary Shares [Member] | Securingium Holding Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued (in Shares)							40,000,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized shares			2,000,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.000025
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized shares			500,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares		$ 0.000025
Ordinary shares, shares issued (in Shares)		1,500,000
Price per share (in Dollars per share) | $ / shares		$ 4							$ 4
Shares purchases	225,000	225,000
Shares Reclassification [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.000025
Shares Reclassification [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Common Stock [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Securingium Holding Limited [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class A Ordinary Shares [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class A Ordinary Shares [Member] | Securingium Holding Limited [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class B Ordinary Shares [Member] | Share Reclassification [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.000025
Shares Reclassification [Member] | Class B Ordinary Shares [Member] | Securingium Holding Limited [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.000025